UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jerome Crown
Title:  Chief Financial Officer
Phone:  212-586-6566


Signature, Place and Date of Signing:

/s/ Jerome Crown                   New York, NY              November 8, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: $36,880
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]



FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8

                                  TITLE                     VALUE       SHRS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                    --------      -----       --------    -------   ---  ----  ----------  ----   ----    ------  ----
AVIGEN INC                        COM           053690103       64       22,927   SH         SOLE                22927
EMERGE INTERACTIVE INC            CLA           29088W103       10       20,000   SH         SOLE                20000
ENERGY CONVERSION DEVICES IN      COM           292659109      260        5,796   SH         SOLE                 5796
GREAT WOLF RESORTS INC            COM           391523107      106       10,207   SH         SOLE                10207
GREY WOLF INC                     COM           397888108       92       10,958   SH         SOLE                10958
INTERNATIONAL  DISPLAYWORKS INC   COM           459412102       89       15,000   SH         SOLE                15000
NASDAQ 100                        UNIT SER 1    631100104   35,909      910,000   SH         SOLE               910000
NETFLIX INC                       COM           64110L106      267       10,255   SH         SOLE                10255
SONIC INNOVATIONS INC             COM           83545M109       56       12,737   SH         SOLE                12737
VALENCE TECHNOLOGY INC            COM           918914102       27       10,067   SH         SOLE                10067
                                                            36,880





02915.0002 #615849